Selling, General and Administrative Expenses (Tables)	6 Months Ended
Sep. 30, 2017
Summary of Selling, General and Administrative Expenses

Selling, general and administrative expenses for the six months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Personnel expenses	¥117,968	¥119,164
Selling expenses	35,104	36,378
Administrative expenses	48,093	51,288
Depreciation of office facilities	2,534	2,469

Total	¥203,699	¥209,299

Selling, general and administrative expenses for the three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Personnel expenses	¥57,873	¥57,890
Selling expenses	18,332	19,058
Administrative expenses	23,585	25,133
Depreciation of office facilities	1,307	1,256

Total	¥101,097	¥103,337